Nov. 26, 2021
KraneShares Global Carbon ETF
KraneShares Global Carbon ETF
Change in Investment Objective

Effective December 3, 2021, the disclosure under “Investment Objective” in the Fund’s Prospectus is deleted in its entirety and replaced with the following.

The KraneShares Global Carbon Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of the IHS Markit Global Carbon Index (the “Index”).

Change in Principal Investment Strategies

Effective December 3, 2021, the first paragraph under the “Principal Investment Strategies” section of the Fund’s Prospectus and the “Additional Information about Certain Funds’ Principal Investment Strategies and Indexes - KraneShares Global Carbon ETF” section of the Fund’s Statutory Prospectus is deleted and replaced with the following:

In seeking to achieve its investment objective, the Fund attempts to maintain exposure to carbon credit futures that are substantially the same as those included in the Index. The Fund may also invest directly and indirectly in certain debt instruments.

Effective December 3, 2021, the fifth paragraph under the “Principal Investment Strategies” section of the Fund’s Prospectus and seventh paragraph under the “Additional Information about Certain Funds’ Principal Investment Strategies and Indexes - KraneShares Global Carbon ETF” section of the Fund’s Statutory Prospectus are deleted and replaced with the following:

While the Fund will generally seek to obtain exposure to the same carbon credit futures that are in the Index, the Fund and Subsidiary may not replicate the Index. For example, the Fund may invest in carbon credit futures with different maturity dates (i.e., not one of the next two Decembers), the Fund may weight the carbon credit futures differently than the Index, or the Fund may purchase carbon credit futures on different dates than the rebalancing date for the Index.

Change in Principal Risks

Effective December 3, 2021, in the “Principal Risks” section of the Prospectus for the Fund, “Management Risk” is deleted and replaced with the following:

Passive Investment Risk. There is no guarantee that the Index will create the desired exposure and the Fund is not actively managed. It does not seek to “beat” the Index or take temporary defensive positions when markets decline. Therefore, the Fund may purchase or hold securities with current or projected underperformance.

Effective December 3, 2021, the following risk is added to the “Principal Risks” section of the Prospectus for the Fund:

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. This may be due to, among other factors, the Fund investments in carbon credit futures with different maturity dates, the Fund weighing the carbon credit futures differently than the Index, and the Fund’s purchase of carbon credit futures on different dates than the rebalancing date for the Index. To the extent that the Fund invests in other instruments that are consistent with its investment objective, such as futures contracts that are not carbon credit futures, options on futures contracts, swap contracts, and other investment companies and notes, the Fund’s ability to track the Index may be adversely affected.

KRANE SHARES TRUST

KraneShares Global Carbon ETF

(the “Fund”)

Supplement dated November 26, 2021 to the currently effective Summary Prospectus,

Statutory Prospectus and Statement of Additional Information as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated August 1, 2021.

Change in Fund Name

Effective December 3, 2021, the name of KraneShares Global Carbon ETF will be changed to KraneShares Global Carbon Strategy ETF and all references to KraneShares Global Carbon ETF will be replaced with KraneShares Global Carbon Strategy ETF as of that date.